Description of Organization, Business Operations (Details)				3 Months Ended		6 Months Ended
	Jun. 13, 2021 USD ($) $ / shares shares	Dec. 22, 2020 USD ($) $ / shares shares	Sep. 23, 2020	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering					$ 258,750,000
Number of warrants issued | shares						18,525,000
Proceeds from sale of Private Placement Warrants					$ 5,587,501
Condition for future business combination number of businesses minimum			1		1
Investment of cash into Trust Account					$ 258,750,000
Condition for future business combination use of proceeds percentage					80	80
Condition For Future Business Combination Threshold Percentage Ownership					50	50
Condition for future business combination threshold net tangible assets					$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent					15	15
Months to complete acquisition						24 months
Maximum allowed dissolution expenses					$ 100,000	$ 100,000
Operating bank accounts					1,800,000	935,000,000,000
Working capital					$ 2,400,000	139,000,000,000
Account tax obligations						50,000
Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Aggregate consideration to be paid	$ 550,000,000
Minimum cash to be held at the closing	$ 175,000,000
Purchase price per share | $ / shares	$ 10
PIPE Investors | Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 10.00
Number of shares to be issued | shares	3,250,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of shares						105,000
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of shares						25,000
Officers and directors | PIPE Investors | Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares to be issued | shares	100,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares					5,587,500
Price of warrant | $ / shares					$ 1.00
Proceeds from sale of Private Placement Warrants					$ 5,600,000	$ 5,600,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares						$ 10.00
Redemption limit percentage without prior consent						100
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less fair value of public warrants (in shares) | shares		25,875,000
Purchase price, per unit | $ / shares		$ 10.00			$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 258,800,000
Number of warrants issued | shares						12,937,500
Other offering costs		3,100,000
Investment of cash into Trust Account		$ 258,800,000
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares						$ 10.00
Investment of cash into Trust Account				$ 258,800,000		$ 258,800,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares					5,587,500
Price of warrant | $ / shares					$ 1.00	$ 1.00
Proceeds from sale of Private Placement Warrants					$ 5,600,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less fair value of public warrants (in shares) | shares		3,375,000
Purchase price, per unit | $ / shares		$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares						5,587,500